Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements of Operations [Abstract]
Voyage Revenues	$ 94,787	$ 126,416	$ 124,370
Voyage Expenses	(14,921)	0	(8,959)
Vessel Operating Expense - excluding depreciation expense presented below	(54,859)	(47,113)	(43,139)
General and Administrative Expense	(15,394)	(15,980)	(14,819)
Depreciation Expense	(64,626)	(62,545)	(55,035)
Loss on Contract	(16,200)	0	0
Net Operating (Loss) Income	(71,213)	778	2,418
Interest Income	1,187	632	614
Interest Expense	(2,130)	(1,971)	(1,794)
Other Financial Expense	(142)	(248)	(226)
Total Other Expenses	(1,085)	(1,587)	(1,406)
Net (Loss) Income	$ (72,298)	$ (809)	$ 1,012
Basic (Loss) Earnings per Share (in dollars per share)	$ (1.53)	$ (0.02)	$ 0.03
Diluted (Loss) Earnings per Share (in dollars per share)	$ (1.53)	$ (0.02)	$ 0.03
Basic Weighted Average Number of Common Shares Outstanding (in shares)	47,159,402	46,551,564	40,449,522
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	47,159,402	46,551,564	40,449,522